Fair Value Measurements - Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2,624	$ 3,266
Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 21	40
Auction Rate Securities | Weighted-average life [Member] | Weighted average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	17 years
Auction Rate Securities | Collateral value (as a % of fair value) [Member] | Weighted average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	139.00%
Auction Rate Securities | Probability of waterfall event [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Auction Rate Securities | Probability of permanent suspension of auction [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	5.00%
Auction Rate Securities | Probability of being called at par [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	25.00%
Auction Rate Securities | Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 19	37
Corporate Bonds And Notes [Member] | Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2	$ 3